CAPITAL ASSETS NET (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
CAPITAL ASSETS, NET
Schedule of Capital Assets
	As of
	May 31, 2020	February 29, 2020
Furniture and office equipment	$169,620	$168,641
Software	530,374	541,345
Leasehold improvements	304,773	295,231
Total capital assets	1,004,767	1,005,217
Less: accumulated depreciation	(326,278)	(312,025)
Capital assets, net	$678,489	$693,192

	As of
	February 29, 2020	February 28, 2019
Investment in equity investees	$3,852,622	$-
Less: impairment	(576,693)	-
Total	$3,275,929	$0